Offsetting financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Offsetting Financial Assets And Financial Liabilities [Abstract]
Disclosure of offsetting of financial assets

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[3]	Balance sheet total[4]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[1]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[2]	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2023
Derivative financial assets	307,429	(55,781)	251,648	(198,809)	(41,247)	11,592	5,188	256,836
Reverse repurchase agreements and other similar secured lending[5]	677,175	(527,864)	149,311	—	(148,888)	423	2,414	151,725
Total assets	984,604	(583,645)	400,959	(198,809)	(190,135)	12,015	7,602	408,561
Derivative financial liabilities	(297,449)	54,241	(243,208)	198,809	27,978	(16,421)	(6,836)	(250,044)
Repurchase agreements and other similar secured borrowing[5]	(731,200)	527,864	(203,336)	—	203,336	—	(23,980)	(227,316)
Total liabilities	(1,028,649)	582,105	(446,544)	198,809	231,314	(16,421)	(30,816)	(477,360)

As at 31 December 2022
Derivative financial assets	374,253	(76,429)	297,824	(238,337)	(45,981)	13,506	4,556	302,380
Reverse repurchase agreements and other similar secured lending[5]	558,977	(396,323)	162,654	—	(162,024)	630	2,803	165,457
Total assets	933,230	(472,752)	460,478	(238,337)	(208,005)	14,136	7,359	467,837
Derivative financial liabilities	(360,630)	76,530	(284,100)	238,337	26,639	(19,124)	(5,520)	(289,620)
Repurchase agreements and other similar secured borrowing[5]	(571,774)	396,323	(175,451)	—	175,451	—	(24,347)	(199,798)
Total liabilities	(932,404)	472,853	(459,551)	238,337	202,090	(19,124)	(29,867)	(489,418)
Notes
1Amounts offset for derivative financial assets additionally includes cash collateral netted of £7,527m (2022: £15,199m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £9,067m (2022: £15,098m). Settlements assets and liabilities have been offset amounting to £29,297m (2022: £24,250m).
2Financial collateral of £41,247m (2022: £45,981m) was received in respect of derivative assets, including £31,211m (2022: £34,547m) of cash collateral and £10,036m (2022: £11,434m)
of non-cash collateral. Financial collateral of £27,978m (2022: £26,639m) was placed in respect of derivative liabilities, including £24,260m (2022: £25,222m) of cash collateral and
£3,718m (2022: £1,417m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include overcollateralisation.
3This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
4The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
5Reverse repurchase agreements and other similar secured lending of £151,725m (2022: £165,457m) is split by fair value £149,131m (2022: £164,681m) and amortised cost £2,594m
(2022: £776m). Repurchase agreements and other similar secured borrowing of £227,316m (2022: £199,798m) is split by fair value £185,715m (2022: £172,746m) and amortised cost
£41,601m (2022: £27,052m).

Disclosure of offsetting of financial liabilities

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[3]	Balance sheet total[4]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[1]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[2]	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2023
Derivative financial assets	307,429	(55,781)	251,648	(198,809)	(41,247)	11,592	5,188	256,836
Reverse repurchase agreements and other similar secured lending[5]	677,175	(527,864)	149,311	—	(148,888)	423	2,414	151,725
Total assets	984,604	(583,645)	400,959	(198,809)	(190,135)	12,015	7,602	408,561
Derivative financial liabilities	(297,449)	54,241	(243,208)	198,809	27,978	(16,421)	(6,836)	(250,044)
Repurchase agreements and other similar secured borrowing[5]	(731,200)	527,864	(203,336)	—	203,336	—	(23,980)	(227,316)
Total liabilities	(1,028,649)	582,105	(446,544)	198,809	231,314	(16,421)	(30,816)	(477,360)

As at 31 December 2022
Derivative financial assets	374,253	(76,429)	297,824	(238,337)	(45,981)	13,506	4,556	302,380
Reverse repurchase agreements and other similar secured lending[5]	558,977	(396,323)	162,654	—	(162,024)	630	2,803	165,457
Total assets	933,230	(472,752)	460,478	(238,337)	(208,005)	14,136	7,359	467,837
Derivative financial liabilities	(360,630)	76,530	(284,100)	238,337	26,639	(19,124)	(5,520)	(289,620)
Repurchase agreements and other similar secured borrowing[5]	(571,774)	396,323	(175,451)	—	175,451	—	(24,347)	(199,798)
Total liabilities	(932,404)	472,853	(459,551)	238,337	202,090	(19,124)	(29,867)	(489,418)
Notes
1Amounts offset for derivative financial assets additionally includes cash collateral netted of £7,527m (2022: £15,199m). Amounts offset for derivative financial liabilities additionally includes cash collateral netted of £9,067m (2022: £15,098m). Settlements assets and liabilities have been offset amounting to £29,297m (2022: £24,250m).
2Financial collateral of £41,247m (2022: £45,981m) was received in respect of derivative assets, including £31,211m (2022: £34,547m) of cash collateral and £10,036m (2022: £11,434m)
of non-cash collateral. Financial collateral of £27,978m (2022: £26,639m) was placed in respect of derivative liabilities, including £24,260m (2022: £25,222m) of cash collateral and
£3,718m (2022: £1,417m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include overcollateralisation.
3This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
4The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
5Reverse repurchase agreements and other similar secured lending of £151,725m (2022: £165,457m) is split by fair value £149,131m (2022: £164,681m) and amortised cost £2,594m
(2022: £776m). Repurchase agreements and other similar secured borrowing of £227,316m (2022: £199,798m) is split by fair value £185,715m (2022: £172,746m) and amortised cost
£41,601m (2022: £27,052m).